Investments in Equity Accounted Investees - Summary of Financial Information of Significant Associate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [Line Items]
Total assets	₩ 26,916,700	₩ 32,859,566
Current assets	6,982,077	10,123,037
Non-current assets	19,934,623	22,736,529
Total liabilities	19,077,462	24,786,759
Current liabilities	9,596,471	15,859,084
Non-current liabilities	9,480,991	8,927,675
Revenue	25,810,082	26,615,347	₩ 21,330,819
Profit (loss) for the year	303,807	(2,409,300)	(2,576,729)
Other comprehensive income (loss)	(108,046)	798,037	70,306
Total comprehensive loss for the year	195,761	(1,611,263)	(2,506,423)
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Total assets	122,221	123,520
Current assets	110,544	110,055
Non-current assets	11,677	13,465
Total liabilities	42,107	48,088
Current liabilities	41,469	47,418
Non-current liabilities	638	670
Revenue	274,754	277,093	184,880
Profit (loss) for the year	7,499	10,015	(2,655)
Other comprehensive income (loss)	1,342	3,301	(4,894)
Total comprehensive loss for the year	₩ 8,841	₩ 13,316	₩ (7,549)